Impairment Expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Depreciation and Other Amortization Expenses [Line Items]
Impairment expense	$ 0.1	$ 2.8
Undeveloped properties, cost	$ 171.9